Long-Lived Assets and Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in carrying amount of goodwill
(Amounts in US$'s)	Total
Balance at December 31, 2019	$56,386,795
Balance at June 30, 2020	$56,386,795

(Amounts in US$'s)	Total
Balance at January 10, 2019 (inception)	$—
Acquisitions	56,386,796
Balance at December 31, 2019	$56,386,796

Schedule of gross carrying amounts and accumulated amortization
(Amounts in US$’s)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Trade names	$5,643,204	$(489,222)	$5,153,982
Technology	32,800,000	(4,308,333)	28,491,667
Customer relationships	15,110,792	(2,054,894)	13,055,898
Intellectual property	3,729,537	(51,799)	3,677,738
Noncompete	937,249	(39,052)	898,197
Total definite-lived intangible assets at December 31, 2019	$58,220,782	$(6,943,300)	$51,277,482
Trade names	$5,643,204	$(892,341)	$4,750,863
Technology	32,800,000	(7,041,707)	25,758,293
Customer relationships	15,611,018	(3,599,414)	12,011,604
Intellectual property	3,729,537	(362,594)	3,366,943
Noncompete	937,249	(273,364)	663,885
Total definite-lived intangible assets at June 30, 2020	$58,721,008	$(12,169,420)	$46,551,588

(Amounts in US$'s)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Trade names	$5,643,204	$(489,222)	$5,153,982
Technology	32,800,000	(4,308,333)	28,491,667
Customer relationships	15,110,792	(2,054,894)	13,055,898
Intellectual property	3,729,537	(51,799)	3,677,738
Noncompete	937,249	(39,052)	898,197
Total definite-lived intangible assets	$58,220,782	$(6,943,300)	$51,277,482

Schedule of amortization expense for intangible assets
	Estimated
(Amounts in US$’s)	The remainder of 2020	2021	2022	2023	2024
Amortization expense	$5,234,126	$10,446,204	$10,016,632	$10,016,632	$7,961,738

	Estimated
(Amounts in US$’s)	2025	2026
Amortization expense	$2,559,307	$316,950

	Actual	Estimated
(Amounts in US$'s)	2019	2020	2021	2022	2023	2024
Amortization expense	$6,943,300	$10,385,211	$10,346,159	$9,916,587	$9,916,587	$7,861,692